Taxation - Component of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Component of income tax expenses
Current tax expense	¥ 4,568,267		¥ 4,542,168	¥ 3,720,321
Deferred tax expense	131,437		489,670	407,948
Income tax expenses	¥ 4,699,704	$ 661,939	¥ 5,031,838	¥ 4,128,269